UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23036
BNY Mellon Absolute Insight Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
4/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DCPAX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$73	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class A shares returned 7.86%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.00%	-0.32%	1.75%
without Sales Charge	7.86%	0.60%	2.22%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Periods prior to the inception date of the Fund’s Class A shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
33.7%
Government
19.7%
Financial
11.8%
Asset Backed Securities
5.6%
Energy
5.2%
Consumer, Cyclical
4.5%
Collateralized Loan Obligations
3.9%
Consumer, Non-cyclical
3.3%
Utilities
2.9%
Basic Materials
2.2%
Industrial
2.1%
Investment Companies
2.0%
Communications
1.9%
Technology
1.9%
Net Other Assets and Liabilities
-0.7%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
35.2%
U.S. Government Agencies Mortgage-Backed
29.7%
U.S. Treasury Securities
16.3%
Asset-Backed Securities
5.6%
Collateralized Loan Obligations
3.9%
Foreign Governmental
3.1%
Commercial Mortgage-Backed
3.1%
Investment Companies
2.0%
U.S. Government Agencies Collateralized Mortgage Obligations
0.9%
Convertible Corporate Bonds and Notes
0.6%
Net Other Assets and Liabilities
-0.4%

How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6347AR0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DCPCX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$150	1.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class C shares returned 7.06%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.06%	**	-0.15%	1.66%
without Deferred Sales Charge	7.06%		-0.15%	1.66%
Bloomberg U.S. Aggregate Bond Index	8.02%		-0.67%	1.54%
**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
Periods prior to the inception date of the Fund’s Class C shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4125AR0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DCPIX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$47	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class I shares returned 8.13%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class I	8.13%	0.85%	2.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Periods prior to the inception date of the Fund’s Class I shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4126AR0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DCPYX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.39%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class Y shares returned 8.19%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Aggregate Bond Index on 4/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class Y	8.19%	0.92%	2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0252AR0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,736 in 2024 and $45,630 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $16,619 in 2024 and $23,014 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,503 in 2024 and $8,860 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,823 in

2024 and $3,094 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,802,968 in 2024 and $1,464,846 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Core Plus Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DCPAX
C	DCPCX
I	DCPIX
Y	DCPYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus Fund
STATEMENT OF INVESTMENTS
April 30, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1%
Advertising — .2%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)	5.13	8/15/2027	4,490,000	4,369,948
Aerospace & Defense — .8%
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	3,983,000	4,088,410
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000	6,749,020
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,601,000	5,254,196
The Boeing Company, Sr. Unscd. Notes	6.86	5/1/2054	2,370,000	2,533,803
				18,625,429
Agriculture — .3%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000	1,653,428
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000	604,826
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000	1,944,845
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000	3,099,210
				7,302,309
Airlines — 1.2%
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A(b)	5.25	4/1/2029	754,780	755,038
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	123,000	117,419
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	178,890	167,932
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,644,701	1,490,574
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029	8,723,000	8,470,147
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	4,451,000	3,891,865
British Airways Pass Through Trust, Ser. 2020-1, Cl. A(b)	4.25	11/15/2032	481,674	460,637
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.50	10/20/2025	119,752	118,676
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.75	10/20/2028	2,009,000	1,997,317
JetBlue Pass Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	5,869,842	5,486,093
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	782,525	753,485
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	603,001	614,454
United Airlines Pass Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,847,577	1,845,660
United Airlines, Inc., Sr. Scd. Notes(b)	4.38	4/15/2026	278,000	274,268
United Airlines, Inc., Sr. Scd. Notes(b)	4.63	4/15/2029	1,436,000	1,350,650
				27,794,215
Asset-Backed Certificates — 3.5%
AASET, Ser. 2025-1A, Cl. A(b)	5.94	2/16/2050	2,631,471	2,643,798
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	146,048	146,287
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	611,110	616,515
Blackbird Capital II Aircraft Lease Ltd, Ser. 2021-1A, Cl. A(b)	2.44	7/15/2046	3,552,900	3,306,861
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	542,085	543,264
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1(b)	1.69	7/15/2060	3,240,905	3,201,471
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048	2,424,000	2,441,195
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	2,264,000	2,315,615
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	3,010,687	3,029,559
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	4,198,000	3,997,633
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	4,221,203	4,044,784
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	3,427,090	3,196,304
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A(b)	6.65	2/20/2055	1,869,099	1,853,769
EnFin Residential Solar Receivables Trust, Ser. 2024-2A, Cl. A(b)	5.98	9/20/2055	837,510	793,710
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	4,035,000	3,851,030
Gilead Aviation LLC, Ser. 2025-1A, Cl. A(b)	5.79	3/15/2050	3,624,240	3,625,167

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Asset-Backed Certificates — 3.5% (continued)
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	1,557,616	1,566,157
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A(b)	5.72	1/25/2038	400,012	409,074
InStar Leasing III LLC, Ser. 2021-1A, Cl. A(b)	2.30	2/15/2054	1,371,758	1,274,661
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	1,586,000	1,581,407
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)	6.23	4/20/2054	425,806	437,968
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	7,596,000	7,139,294
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A(b)	3.14	10/14/2036	3,801,000	3,689,391
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month TSFR +3.11%)(b),(c)	7.44	3/25/2026	3,714,000	3,710,252
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	981,000	1,005,991
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	2,573,000	2,593,147
SCF Equipment Trust LLC, Ser. 2025-1A, Cl. D(b)	5.88	11/20/2035	353,000	362,236
Slam Ltd., Ser. 2021-1A, Cl. A(b)	2.43	6/15/2046	7,047,387	6,548,010
TIF Funding II LLC, Ser. 2021-1A, Cl. A(b)	1.65	2/20/2046	2,439,351	2,179,513
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	3,744,825	3,809,819
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046	3,750,000	3,592,331
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A(b)	4.75	9/15/2043	652,127	646,749
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A(b)	3.10	5/15/2046	3,920,370	3,630,147
				83,783,109
Asset-Backed Certificates/Auto Receivables — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A(b)	2.33	8/20/2026	1,050,000	1,045,359
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFR +1.10%)(b),(c)	5.45	12/26/2031	745,252	746,709
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028	1,052,000	1,068,160
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	882,573	859,975
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. A4	4.74	12/10/2030	2,405,000	2,434,169
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035	721,278	731,686
Credit Acceptance Auto Loan Trust, Ser. 2022-3A, Cl. A(b)	6.57	10/15/2032	375,323	375,691
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029	2,031,000	2,033,052
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031	11,144,000	11,228,379
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A(b)	4.87	8/15/2036	2,394,000	2,438,934
Huntington Bank Auto Credit-Linked, Ser. 2024-2, Cl. B1(b)	5.44	10/20/2032	869,459	874,282
Huntington Bank Auto Credit-Linked Notes, Ser. 2025-1, Cl. B(b)	4.96	3/21/2033	2,837,456	2,833,456
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	2,980,000	3,027,125
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	1,090,000	1,094,425
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	1,803,000	1,825,176
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	4,215,000	4,260,371
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A(b)	5.89	3/22/2027	33,156	33,178
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	196,102	198,705
Westlake Automobile Receivables Trust, Ser. 2025-1A, Cl. C(b)	5.14	10/15/2030	2,435,000	2,441,594
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	2,677,000	2,689,407
				42,239,833
Asset-Backed Certificates/Home Equity Loans — .3%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)(b),(c)	5.95	8/25/2054	5,568,158	5,566,274
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2(b)	6.39	4/25/2044	1,441,865	1,459,729
				7,026,003

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Asset-Backed Certificates/Student Loans — .1%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1(b)	2.54	1/25/2047	1,705,438	1,559,070
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)(b),(c)	5.19	10/15/2035	13,278	13,255
				1,572,325
Automobiles & Components — 1.4%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	2/15/2030	4,420,000	4,500,886
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000	2,956,318
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000	2,477,634
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	6,901,000	6,862,067
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.63	4/4/2032	5,007,000	4,971,517
General Motors Financial Co., Inc., Sr. Unscd. Notes(d)	5.90	1/7/2035	5,839,000	5,797,400
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	2,375,000	2,271,210
The Goodyear Tire & Rubber Company, Gtd. Notes(d)	5.00	7/15/2029	4,660,000	4,437,588
				34,274,620
Banks — 7.3%
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000	1,247,198
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000	5,118,584
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	12,262,000	12,299,287
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000	2,294,152
Bank of America Corp., Sub. Notes	5.52	10/25/2035	6,260,000	6,142,253
Citigroup, Inc., Sub. Notes	6.02	1/24/2036	5,616,000	5,634,401
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000	3,710,697
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000	1,294,226
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	1,811,185
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	6,259,000	6,459,034
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	3,577,000	3,605,037
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000	9,131,597
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000	3,747,408
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	13,495,000	13,924,757
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000	6,802,438
Morgan Stanley, Sub. Notes	2.48	9/16/2036	9,465,000	7,899,245
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000	2,496,528
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000	907,675
State Street Corp., Jr. Sub. Notes, Ser. I(e)	6.70	3/15/2029	3,436,000	3,456,719
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000	688,813
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000	1,182,335
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000	1,811,313
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	11,925,000	12,037,038
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	9,810,000	10,545,666
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000	2,311,785
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000	2,320,010
Truist Bank, Sub. Notes	4.63	9/17/2029	6,880,000	6,736,489
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	9,695,000	9,866,431
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000	824,058
Truist Financial Corp., Sr. Unscd. Notes	7.16	10/30/2029	1,221,000	1,318,603
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000	3,806,078
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000	1,203,194
UBS Group AG, Sr. Unscd. Notes(b)	3.09	5/14/2032	722,000	646,720
UBS Group AG, Sr. Unscd. Notes(b)	5.70	2/8/2035	2,399,000	2,456,134
UBS Group AG, Sr. Unscd. Notes(b)	6.54	8/12/2033	914,000	978,883

STATEMENT OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Banks — 7.3% (continued)
Wells Fargo & Co., Sr. Unscd. Notes		5.20	1/23/2030	2,257,000	2,302,913
Wells Fargo & Co., Sr. Unscd. Notes		5.39	4/24/2034	6,330,000	6,357,884
Wells Fargo & Co., Sr. Unscd. Notes		5.57	7/25/2029	3,779,000	3,888,847
Wells Fargo & Co., Sr. Unscd. Notes		6.49	10/23/2034	6,190,000	6,659,444
					175,925,059
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes		4.70	2/1/2036	1,385,000	1,339,495
Building Materials — .2%
Owens Corning, Sr. Unscd. Notes		3.50	2/15/2030	368,000	347,704
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)		8.88	11/15/2031	4,837,000	4,967,096
					5,314,800
Chemicals — .8%
Braskem Netherlands Finance BV, Gtd. Notes(b)		8.00	10/15/2034	1,517,000	1,354,681
Celanese US Holdings LLC, Gtd. Bonds(d)	EUR	5.59	1/19/2029	4,000,000	4,646,824
Celanese US Holdings LLC, Gtd. Notes		6.80	11/15/2030	2,381,000	2,382,443
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(b),(d)		9.63	3/15/2029	2,546,000	2,453,707
Olin Corp., Sr. Unscd. Notes(b)		6.63	4/1/2033	4,645,000	4,413,224
Solvay Finance America LLC, Gtd. Notes(b)		5.85	6/4/2034	3,672,000	3,722,875
					18,973,754
Collateralized Loan Obligations Debt — 3.9%
Antares Ltd. CLO, Ser. 2017-1A, Cl. CRR, (3 Month TSFR +2.25%)(b),(c)		6.52	1/20/2037	4,000,000	3,884,924
Apidos XXV CLO, Ser. 2016-25A, Cl. A1R3, (3 Month TSFR +1.14%)(b),(c)		5.41	1/20/2037	3,333,333	3,309,990
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR +1.30%)(b),(c)		5.57	4/21/2035	5,000,000	4,989,780
Ares XLIX Ltd. CLO, Ser. 2018-49A, Cl. XR, (3 Month TSFR +1.10%)(b),(c)		5.37	10/22/2036	6,325,000	6,327,258
BlackRock Shasta XIII LLC CLO, Ser. 2024-1A, Cl. A1, (3 Month TSFR +1.85%)(b),(c)		6.11	7/15/2036	6,000,000	6,008,874
CARLYLE US Ltd. CLO, Ser. 2021-6A, Cl. A1R, (3 Month TSFR +1.29%)(b),(c)		5.55	1/15/2038	5,900,000	5,893,374
Cedar Funding VIII Ltd. CLO, Ser. 2017-8A, Cl. DRR, (3 Month TSFR +2.95%)(b),(c)		7.23	1/17/2038	4,439,232	4,383,125
Cerberus Loan Funding XLV LLC, Ser. 2024-1A, Cl. A, (3 Month TSFR +1.90%)(b),(c)		6.16	4/15/2036	5,000,000	5,007,295
Cerberus Loan Funding XXXIX LP, Ser. 2022-3A, Cl. AR, (3 Month TSFR +1.40%)(b),(c)		5.66	1/15/2033	2,398,189	2,394,858
Churchill MMSLF IV Ltd. CLO, Ser. 2024-3A, Cl. A, (3 Month TSFR +1.60%)(b),(c)		5.87	10/22/2035	6,000,000	5,969,202
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)(b),(c)		6.11	10/15/2033	1,800,000	1,800,189
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR +2.40%)(b),(c)		6.70	8/5/2037	5,481,000	5,395,480
IVY Hill Middle Market Credit Fund XII Ltd., Ser. 12A, Cl. A2RR, (3 Month TSFR +1.70%)(b),(c)		6.00	4/20/2037	340,000	334,991
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A1R, (3 Month TSFR +1.58%)(b),(c)		5.85	1/22/2037	7,850,000	7,800,522
LCM 37 Ltd. CLO, Ser. 37A, Cl. A1R, (3 Month TSFR +1.06%)(b),(c)		5.32	4/15/2034	5,750,000	5,736,131
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. AR, (3 Month TSFR +1.95%)(b),(c)		6.22	4/18/2036	4,550,000	4,574,584
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. CR, (3 Month TSFR +3.10%)(b),(c)		7.37	4/18/2036	6,500,000	6,488,638
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)		5.88	10/16/2036	6,578,500	6,495,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Collateralized Loan Obligations Debt — 3.9% (continued)
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.67	2/19/2037	2,784,830	2,781,139
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	5.54	4/14/2035	5,680,688	5,683,761
				95,259,344
Commercial & Professional Services — .6%
Ashtead Capital, Inc., Gtd. Notes(b)	4.00	5/1/2028	1,386,000	1,357,290
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	2,656,000	2,688,595
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029	720,000	719,799
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000	756,555
ERAC USA Finance LLC, Gtd. Notes(b)	5.20	10/30/2034	2,830,000	2,853,463
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,159,000	1,153,290
Herc Holdings, Inc., Gtd. Notes(b)	5.50	7/15/2027	1,292,000	1,278,741
Triton Container International Ltd., Gtd. Notes(b)	3.15	6/15/2031	1,146,000	986,607
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	2,180,000	2,211,514
				14,005,854
Commercial Mortgage Pass-Through Certificates — 3.1%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	351,297	347,587
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	11,436,000	11,765,942
Benchmark Mortgage Trust, Ser. 2024-V11, Cl. A2	5.42	11/15/2057	5,420,069	5,576,278
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	954,169	964,394
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)(b),(c)	5.54	8/15/2036	1,181,000	1,068,499
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	2,138,983	2,172,899
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	2,410,849	2,409,980
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D(b)	2.77	11/10/2046	705,000	567,287
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	899,539	908,018
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	1,164,452	1,174,025
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	2,558,065	2,588,673
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	1,632,823	1,635,174
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	3,456,392	3,461,393
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	6.15	1/13/2040	1,038,000	1,068,137
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1(b)	5.94	2/25/2068	975,757	977,083
IRV Trust, Ser. 2025-200P, Cl. C(b)	5.92	3/14/2047	1,062,865	1,052,687
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A2(b)	6.15	6/25/2054	1,905,618	1,921,099
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2025-5C1, Cl. A2	4.91	3/15/2058	5,656,000	5,693,257
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1(b)	0.94	10/25/2058	689,330	656,955
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	5,423,709	4,818,467
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	2,882,030	2,889,938
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	5/25/2065	6,934,732	6,985,066
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.85	2/10/2047	1,003,000	1,036,058
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	4,605,000	4,654,349
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	1,769,616	1,773,038
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	3,652,909	3,651,575
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	895,464	862,318
Verus Securitization Trust, Ser. 2020-1, Cl. A1(b)	3.42	1/25/2060	111,299	109,209
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	2,222,935	2,224,953
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C31, Cl. A3	3.43	11/15/2048	655,354	652,335
				75,666,673
Consumer Discretionary — 1.5%
Caesars Entertainment, Inc., Sr. Scd. Notes(b)	6.50	2/15/2032	4,505,000	4,532,494

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Consumer Discretionary — 1.5% (continued)
Carnival Corp., Gtd. Notes(b)	6.00	5/1/2029	1,310,000	1,303,683
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	7,347,000	7,359,696
International Game Technology PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	5,625,000	5,504,668
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000	4,892,101
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	3,898,000	3,908,403
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032	5,578,000	5,450,400
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	2,235,000	2,135,295
				35,086,740
Diversified Financials — .5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.50	1/31/2056	2,414,000	2,350,254
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000	781,767
Aircastle Ltd./Aircastle Ireland DAC, Sr. Unscd. Notes(b)	5.75	10/1/2031	1,539,000	1,555,702
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	2,264,000	2,236,701
LSEGA Financing PLC, Gtd. Notes(b)	2.50	4/6/2031	291,000	258,843
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	4,971,000	4,967,426
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	941,000	967,467
				13,118,160
Energy — 5.1%
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	2,220,000	2,140,524
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	1,312,422
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	5,449,000	5,459,032
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	5,071,000	4,616,362
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	3,388,000	3,096,066
DT Midstream, Inc., Sr. Scd. Notes(b)	4.30	4/15/2032	2,982,000	2,743,137
DT Midstream, Inc., Sr. Scd. Notes(b)	5.80	12/15/2034	4,376,000	4,339,530
Empresa Nacional del Petroleo, Sr. Unscd. Notes(b)	5.95	7/30/2034	681,000	688,480
Enbridge, Inc., Jr. Sub. Notes	7.38	3/15/2055	5,806,000	5,847,615
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	1,920,000	1,825,813
Geopark Ltd., Gtd. Notes(b)	8.75	1/31/2030	4,037,000	3,494,319
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,224,000	1,221,554
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	6,342,000	6,462,530
Harbour Energy PLC, Sr. Unscd. Notes(b)	6.33	4/1/2035	3,440,000	3,272,893
Hess Midstream Operations LP, Gtd. Notes(b)	5.50	10/15/2030	1,215,000	1,187,745
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	3,232,000	3,311,793
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	8.88	7/15/2028	1,819,000	1,892,118
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	5,530,000	5,549,106
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	2,184,000	2,205,520
Marathon Petroleum Corp., Sr. Unscd. Notes	5.70	3/1/2035	8,025,000	7,851,608
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000	849,311
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	1,003,824
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	3.25	7/15/2031	2,644,000	2,337,082
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	2,180,000	2,459,365
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000	1,415,121
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000	809,465
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	2,970,000	2,190,718
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	5,665,000	5,538,595
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	11,034,000	11,046,753
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	4,485,000	3,667,762
Saudi Arabian Oil Co., Sr. Unscd. Notes(b)	5.75	7/17/2054	2,985,000	2,795,453
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	5.03	10/1/2029	2,093,000	2,076,806

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Energy — 5.1% (continued)
Sunoco LP, Sr. Unscd. Notes(b)		6.25	7/1/2033	1,417,000	1,416,268
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		4.88	2/1/2031	1,595,000	1,552,107
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		5.00	1/15/2028	1,136,000	1,135,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		5.50	3/1/2030	5,070,000	5,072,741
Tecpetrol SA, Sr. Unscd. Notes(b)		7.63	1/22/2033	5,255,000	5,273,393
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	3,145,000	3,125,890
YPF SA, Sr. Unscd. Notes(b)		8.75	9/11/2031	2,160,000	2,188,568
					124,473,289
Food Products — .9%
Bimbo Bakeries USA, Inc., Gtd. Notes(b)		4.00	5/17/2051	2,595,000	1,877,826
Bimbo Bakeries USA, Inc., Gtd. Notes(b)		5.38	1/9/2036	417,000	407,075
Bimbo Bakeries USA, Inc., Gtd. Notes(b)		6.40	1/15/2034	3,274,000	3,483,251
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes		3.63	1/15/2032	1,477,000	1,337,254
Kraft Heinz Foods Co., Gtd. Notes		4.38	6/1/2046	4,430,000	3,591,576
MARB BondCo PLC, Gtd. Bonds(b)		3.95	1/29/2031	898,000	777,257
The J.M. Smucker Company, Sr. Unscd. Notes		4.25	3/15/2035	6,000,000	5,529,812
The J.M. Smucker Company, Sr. Unscd. Notes		6.50	11/15/2053	921,000	980,282
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(b)		8.63	11/1/2031	4,451,000	4,239,112
					22,223,445
Foreign Governmental — 3.1%
Argentine Republic Government International Bond, Sr. Unscd. Bonds(f)		4.88	7/9/2041	3,625,000	2,196,803
Bahrain Government International Bond, Sr. Unscd. Notes(b)		7.50	7/7/2037	1,341,000	1,341,000
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2029	15,000	2,387
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	115,000,000	16,752,343
Colombia Government International Bond, Sr. Unscd. Bonds(d)		7.38	4/25/2030	5,610,000	5,703,408
Mexico, Sr. Unscd. Notes		6.88	5/13/2037	5,578,000	5,652,919
Romania, Sr. Unscd. Notes(b)		5.75	3/24/2035	5,740,000	5,091,495
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	63,892,000	39,219,569
					75,959,924
Forest Products & Paper — .2%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	5,766,000	5,215,571
Health Care — 1.2%
Amgen, Inc., Sr. Unscd. Notes		5.25	3/2/2030	693,000	712,923
Amgen, Inc., Sr. Unscd. Notes		5.65	3/2/2053	1,659,000	1,593,447
Bayer US Finance II LLC, Gtd. Notes(b)		4.63	6/25/2038	1,807,000	1,549,616
Bayer US Finance LLC, Gtd. Notes(b)		6.50	11/21/2033	2,095,000	2,190,344
CVS Health Corp., Sr. Unscd. Notes		1.30	8/21/2027	2,627,000	2,442,866
CVS Health Corp., Sr. Unscd. Notes		4.25	4/1/2050	4,505,000	3,340,551
GE HealthCare Technologies, Inc., Sr. Unscd. Notes		4.80	8/14/2029	1,919,000	1,933,468
HCA, Inc., Gtd. Notes		3.13	3/15/2027	851,000	829,666
HCA, Inc., Gtd. Notes		5.45	9/15/2034	1,904,000	1,890,171
Royalty Pharma PLC, Gtd. Notes		2.15	9/2/2031	2,258,000	1,902,484
Royalty Pharma PLC, Gtd. Notes		2.20	9/2/2030	4,242,000	3,682,570
STERIS Irish FinCo Unlimited Co., Gtd. Notes		2.70	3/15/2031	3,944,000	3,504,105
UnitedHealth Group, Inc., Sr. Unscd. Notes		3.05	5/15/2041	2,964,000	2,152,309
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes		5.35	12/1/2028	2,323,000	2,383,785
					30,108,305

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Industrial — .1%
Benteler International AG, Sr. Scd. Notes(b)	10.50	5/15/2028	3,219,000	3,289,863
Information Technology — .5%
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000	810,255
Oracle Corp., Sr. Unscd. Notes	5.38	9/27/2054	7,580,000	6,724,034
Paychex, Inc., Sr. Unscd. Notes	5.60	4/15/2035	2,084,000	2,123,677
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000	3,110,919
				12,768,885
Insurance — .6%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	1,800,000	1,516,829
Allianz SE, Jr. Sub. Notes(b),(e)	3.50	11/17/2025	1,600,000	1,540,335
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000	3,381,340
Corebridge Financial, Inc., Sr. Unscd. Notes	5.75	1/15/2034	4,328,000	4,415,161
Nippon Life Insurance Co., Sub. Notes(b)	6.50	4/30/2055	766,000	777,611
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000	2,315,461
Unum Group, Sr. Unscd. Notes	6.00	6/15/2054	1,243,000	1,214,104
				15,160,841
Internet Software & Services — .1%
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	3,319,000	3,317,607
Materials — .6%
Amcor Flexibles North America, Inc., Gtd. Notes(b)	5.10	3/17/2030	3,513,000	3,542,939
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(b)	4.00	9/1/2029	584,000	509,002
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	4,890,000	4,481,139
Sealed Air Corp., Sr. Scd. Notes(b)	1.57	10/15/2026	3,734,000	3,564,052
Smurfit Westrock Financing DAC, Gtd. Notes(b)	5.42	1/15/2035	1,137,000	1,139,046
				13,236,178
Media — .9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.38	5/1/2047	1,446,000	1,174,249
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.55	6/1/2034	4,270,000	4,405,796
Paramount Global, Sr. Unscd. Debs.	5.85	9/1/2043	7,552,000	6,407,056
Sirius XM Radio LLC, Gtd. Notes(b)	4.00	7/15/2028	6,060,000	5,706,047
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031	4,248,000	3,898,814
				21,591,962
Metals & Mining — 1.1%
Alumina Pty Ltd., Sr. Unscd. Bonds(b)	6.38	9/15/2032	4,520,000	4,405,069
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000	2,016,202
Cleveland-Cliffs, Inc., Gtd. Notes(b),(d)	7.00	3/15/2032	5,761,000	5,419,578
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	6.30	9/8/2053	3,735,000	3,707,930
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030	4,967,000	5,030,799
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	1,108,737
Steel Dynamics, Inc., Sr. Unscd. Notes	5.75	5/15/2055	2,258,000	2,146,673
Vale Overseas Ltd., Gtd. Notes	6.40	6/28/2054	3,913,000	3,783,233
				27,618,221
Municipal Securities — .3%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000	4,299,351
University of Michigan, Ser. C, Revenue Bonds, Refunding	3.60	4/1/2047	2,449,000	2,027,934
				6,327,285
Real Estate — 3.2%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000	530,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Real Estate — 3.2% (continued)
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035	4,624,000	4,507,910
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	5,475,000	5,460,535
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000	2,470,161
Boston Properties LP, Sr. Unscd. Notes	5.75	1/15/2035	5,600,000	5,525,971
Brixmor Operating Partnership LP, Sr. Unscd. Notes	5.20	4/1/2032	5,412,000	5,413,651
COPT Defense Properties LP, Gtd. Notes	2.25	3/15/2026	5,000,000	4,879,308
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	4,515,000	4,478,353
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000	4,958,484
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000	1,316,388
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000	887,606
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000	7,362,954
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000	1,060,950
Kite Realty Group LP, Sr. Unscd. Notes	4.95	12/15/2031	2,393,000	2,369,887
Kite Realty Group LP, Sr. Unscd. Notes	5.50	3/1/2034	407,000	407,838
Omega Healthcare Investors, Inc., Gtd. Notes	5.25	1/15/2026	4,500,000	4,500,806
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000	2,036,794
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000	1,814,132
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	3,251,000	2,821,715
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	2,825,000	2,755,013
Store Capital LLC, Sr. Unscd. Notes(b)	5.40	4/30/2030	5,533,000	5,522,282
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028	2,049,000	2,050,609
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026	4,625,000	4,460,654
				77,592,951
Retailing — .4%
Asbury Automotive Group, Inc., Gtd. Notes(b),(d)	5.00	2/15/2032	4,791,000	4,370,425
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000	2,147,134
Macy’s Retail Holdings LLC, Gtd. Notes(b)	5.88	3/15/2030	4,292,000	4,001,994
				10,519,553
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.19	11/15/2036	5,994,000	4,894,097
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.30	1/25/2039	2,452,000	2,548,254
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	7,764,000	6,856,588
Micron Technology, Inc., Sr. Unscd. Notes	5.30	1/15/2031	1,347,000	1,353,631
Micron Technology, Inc., Sr. Unscd. Notes	5.80	1/15/2035	5,831,000	5,798,662
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000	4,633,435
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	1,708,000	1,670,759
				27,755,426
Technology Hardware & Equipment — .1%
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	1,373,000	908,050
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	472,000	477,589
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,821,000	1,757,095
				3,142,734
Telecommunication Services — .7%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000	1,006,798
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	9,905,000	8,177,094
Iliad Holding SASU, Sr. Scd. Notes(b)	8.50	4/15/2031	1,849,000	1,952,317
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000	1,934,892
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000	2,573,901
				15,645,002

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Transportation — .5%
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	1,544,000	1,607,141
Ryder System, Inc., Sr. Unscd. Notes	4.85	6/15/2030	9,539,000	9,564,686
				11,171,827
U.S. Government Agencies Collateralized Mortgage Obligations — .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA(g)	1.00	8/15/2047	3,602,488	3,286,359
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	3,574,857	3,635,315
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,514	2,094,997
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	5,081,838	4,702,039
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	437,334	394,234
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	615,987	568,674
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,064,681	1,901,686
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051	4,797,636	4,242,576
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.65	11/20/2051	1,311,987	1,358,457
				22,184,337
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. Q007, Cl. APT1(g)	6.92	10/25/2047	304,112	304,612
U.S. Government Agencies Mortgage-Backed — 29.7%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(g)			24,668,233	19,702,099
2.50%, 11/1/2050-3/1/2052(g)			86,158,679	72,790,341
3.00%, 9/1/2047-7/1/2052(g)			32,456,349	28,613,529
3.50%, 8/1/2046-12/1/2048(g)			32,951,281	30,246,326
4.50%, 6/1/2052-5/1/2053(g)			13,683,531	13,204,352
5.00%, 9/1/2052-12/1/2054(g)			76,850,204	75,925,205
5.50%, 9/1/2052-3/1/2055(g)			37,751,403	38,065,283
6.00%, 7/1/2054(g)			3,774,326	3,844,097
Federal National Mortgage Association:
2.00%, 3/1/2036-7/1/2051(g)			38,421,499	31,923,169
2.50%, 5/1/2037-4/1/2052(g)			6,360,543	5,774,505
3.00%, 10/1/2030-2/1/2052(g)			95,869,629	84,942,293
3.50%, 11/1/2042-7/1/2052(g)			19,519,095	17,865,756
4.00%, 4/1/2052-7/1/2052(g)			34,739,166	32,635,522
4.50%, 3/1/2038-6/1/2053(g)			29,299,379	28,415,873
5.00%, 6/1/2053(g)			7,227,649	7,124,986
5.50%, 11/1/2053-9/1/2054(g)			47,119,292	47,439,640
6.00%, 2/1/2054-9/1/2054(g)			58,722,710	59,870,080
6.50%, 5/1/2053(g)			1,444,432	1,477,928
7.00%, 2/1/2053(g)			1,256,686	1,299,497
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044			1,451,459	1,352,929
4.00%, 10/15/2039-6/15/2045			3,207,326	3,060,286
4.50%, 4/15/2039-10/15/2041			2,527,895	2,481,676
Government National Mortgage Association II:
2.00%, 10/20/2050-3/20/2052			25,549,535	20,782,726
2.50%, 10/20/2046-10/20/2052			55,907,575	47,525,891
3.00%, 8/20/2046-9/20/2052			7,893,013	7,049,893
3.50%, 9/20/2042-3/20/2050			16,941,664	15,778,715
4.00%, 10/20/2047-1/20/2048			1,239,390	1,165,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
U.S. Government Agencies Mortgage-Backed — 29.7% (continued)
4.00%, 11/20/2052, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)			4,563,514	4,518,720
4.01%, 7/20/2053, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)			6,622,177	6,518,210
4.50%, 7/20/2048			1,190,473	1,155,989
6.00%, 5/20/2054			4,456,392	4,523,681
7.00%, 2/20/2054			1,091,237	1,127,623
				718,202,700
U.S. Treasury Securities — 16.3%
U.S. Treasury Bonds	3.00	11/15/2044	96,753,000	75,272,700
U.S. Treasury Bonds(h)	4.50	11/15/2054	6,734,000	6,520,406
U.S. Treasury Bonds(h)	4.63	5/15/2044	61,081,000	60,619,314
U.S. Treasury Bonds	4.63	2/15/2055	19,146,000	18,948,557
U.S. Treasury Notes(d)	3.75	4/15/2026	7,490,000	7,479,797
U.S. Treasury Notes	4.00	2/28/2030	140,891,000	142,740,194
U.S. Treasury Notes	4.13	2/15/2027	21,203,000	21,375,274
U.S. Treasury Notes(h)	4.13	11/30/2029	19,090,000	19,440,481
U.S. Treasury Notes	4.13	2/29/2032	19,048,000	19,277,171
U.S. Treasury Notes	4.25	6/30/2031	18,375,000	18,761,162
U.S. Treasury Notes	4.63	2/15/2035	4,000,000	4,150,313
				394,585,369
Utilities — 2.9%
AES Panama Generation Holdings SRL, Sr. Scd. Notes(b)	4.38	5/31/2030	1,262,010	1,104,480
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000	3,668,034
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000	3,352,888
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000	4,424,060
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000	1,027,856
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000	2,837,031
DTE Energy Co., Sr. Unscd. Notes	4.95	7/1/2027	2,703,000	2,731,330
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	583,000	601,756
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053	1,361,000	1,437,464
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	1,492,000	1,499,136
Enel Finance International NV, Gtd. Notes(b)	7.50	10/14/2032	871,000	986,075
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000	1,198,023
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	2,024,000	2,013,798
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000	895,371
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000	1,730,885
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	7,329,000	7,313,746
Jersey Central Power & Light Co., Sr. Unscd. Notes(b)	2.75	3/1/2032	1,810,000	1,562,929
Jersey Central Power & Light Co., Sr. Unscd. Notes(b)	5.10	1/15/2035	2,231,000	2,200,214
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000	1,165,813
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.50	8/15/2055	2,599,000	2,619,922
Niagara Mohawk Power Corp., Sr. Unscd. Notes(b)	5.66	1/17/2054	878,000	829,956
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000	1,237,757
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000	1,940,618
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000	3,140,178
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.45	4/1/2034	2,403,000	2,430,860
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000	1,655,537
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000	1,604,045
Rochester Gas & Electric Corp., First Mortgage Bonds(b)	3.10	6/1/2027	1,969,000	1,928,419

STATEMENT OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.1% (continued)
Utilities — 2.9% (continued)
Southern California Edison Co., First Mortgage Bonds		5.25	3/15/2030	1,240,000	1,252,533
The AES Corp., Jr. Sub. Notes		6.95	7/15/2055	4,642,000	4,340,685
The Southern Company, Jr. Sub. Notes, Ser. 2025(d)		6.38	3/15/2055	5,640,000	5,759,619
					70,491,018
Total Bonds and Notes (cost $2,420,605,653)					2,374,564,575
Convertible Bonds and Notes — .6%
Aerospace & Defense — .1%
MTU Aero Engines AG, Sr. Unscd. Bonds, Ser. MTX	EUR	0.05	3/18/2027	700,000	842,164
Banks — .0%
Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, Ser. 1MTN(i)		0.00	4/4/2028	400,000	394,860
Beverage Products — .0%
Davide Campari-Milano N.V., Sr. Unscd. Bonds	EUR	2.38	1/17/2029	600,000	652,833
Consumer Discretionary — .0%
NCL Corp. Ltd., Gtd. Notes		2.50	2/15/2027	400,000	387,000
Diversified Financials — .0%
Citigroup Global Markets Holdings, Inc., Gtd. Notes(b)	EUR	0.80	2/5/2030	600,000	687,579
Electronic Components — .0%
OSI Systems, Inc., Sr. Unscd. Notes(b)		2.25	8/1/2029	150,000	190,875
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP	EUR	1.63	6/28/2031	400,000	476,956
					667,831
Energy — .1%
Nordex SE, Gtd. Bonds	EUR	4.25	4/14/2030	300,000	455,669
Northern Oil & Gas, Inc., Sr. Unscd. Notes		3.63	4/15/2029	500,000	480,825
Saipem SpA, Gtd. Bonds	EUR	2.88	9/11/2029	300,000	430,453
					1,366,947
Food Products — .0%
Tirlan Co-Operative Society Ltd., Sr. Unscd. Bonds	EUR	1.88	1/27/2027	400,000	446,614
Health Care — .1%
Alnylam Pharmaceuticals, Inc., Sr. Unscd. Notes		1.00	9/15/2027	400,000	459,585
ANI Pharmaceuticals, Inc., Sr. Unscd. Notes(b)		2.25	9/1/2029	300,000	352,194
Enovis Corp., Sr. Unscd. Notes		3.88	10/15/2028	600,000	597,900
Halozyme Therapeutics, Inc., Sr. Unscd. Notes		0.25	3/1/2027	500,000	523,983
Insulet Corp., Sr. Unscd. Notes		0.38	9/1/2026	300,000	372,180
Integer Holdings Corp., Sr. Unscd. Notes(b)		1.88	3/15/2030	500,000	530,500
					2,836,342
Industrial — .0%
Vinci SA, Sr. Unscd. Bonds(d)	EUR	0.70	2/18/2030	600,000	730,545
Information Technology — .0%
Nutanix, Inc., Sr. Unscd. Notes(b)		0.50	12/15/2029	300,000	324,558
Progress Software Corp., Sr. Unscd. Notes(d)		3.50	3/1/2030	300,000	341,725
					666,283
Internet Software & Services — .1%
Spotify USA, Inc., Gtd. Notes(i)		0.00	3/15/2026	300,000	387,030
Uber Technologies, Inc., Sr. Unscd. Notes, Ser. 2028		0.88	12/1/2028	300,000	394,650
					781,680
Metals & Mining — .0%
voestalpine AG, Sr. Unscd. Bonds	EUR	2.75	4/28/2028	400,000	459,638
Real Estate — .1%
Digital Realty Trust LP, Gtd. Notes(b)		1.88	11/15/2029	300,000	312,480

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — .6% (continued)
Real Estate — .1% (continued)
LEG Immobilien SE, Sr. Unscd. Bonds, Ser. LEG	EUR	0.88	9/1/2025	500,000	561,756
Rexford Industrial Realty LP, Gtd. Notes(b)		4.38	3/15/2027	300,000	296,850
Welltower OP LLC, Gtd. Notes(b)		3.13	7/15/2029	300,000	400,350
					1,571,436
Retailing — .1%
Anllian Capital 2 Ltd., Gtd. Notes(i)	EUR	0.00	12/5/2029	400,000	488,485
Zalando SE, Sr. Unscd. Bonds, Ser. B	EUR	0.63	8/6/2027	400,000	426,860
					915,345
Semiconductors & Semiconductor Equipment — .0%
MACOM Technology Solutions Holdings, Inc., Sr. Unscd. Notes(b),(i)		0.00	12/15/2029	350,000	328,615
Technology Hardware & Equipment — .0%
Parsons Corp., Sr. Unscd. Notes		2.63	3/1/2029	350,000	370,650
Seagate HDD Cayman, Gtd. Notes		3.50	6/1/2028	300,000	380,062
					750,712
Telecommunication Services — .0%
A10 Networks, Inc., Sr. Unscd. Notes(b)		2.75	4/1/2030	200,000	196,880
Total Convertible Bonds and Notes (cost $14,601,931)					14,683,304

	1-Day Yield (%)	Shares
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $23,613,434)	4.45	23,613,434	23,613,434
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $23,963,436)	4.45	23,963,436	23,963,436
Total Investments (cost $2,482,784,454)		100.7%	2,436,824,749
Liabilities, Less Cash and Receivables		(.7%)	(16,205,806)
Net Assets		100.0%	2,420,618,943

BRL—Brazilian Real
EUR—Euro
GBP—British Pound
GO—Government Obligation
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $537,350,387 or 22.2% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS (continued)
(d)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $33,372,047 and the value of the collateral was
$34,664,096, consisting of cash collateral of $23,963,436 and U.S. Government & Agency securities valued at $10,700,660.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(i)	Security issued with a zero coupon.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 4/30/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	19,991,242	790,192,551	(786,570,359)	23,613,434	587,831
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	15,008,946	310,034,395	(301,079,905)	23,963,436	77,785††
Total - 2.0%	35,000,188	1,100,226,946	(1,087,650,264)	47,576,870	665,616

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	664	6/30/2025	137,824,656	138,210,562	385,906
5 Year U.S. Treasury Note	1,621	6/30/2025	176,198,991	177,005,597	806,606
10 Year U.S. Treasury Note	1,084	6/18/2025	119,809,787	121,645,125	1,835,338
Ultra 10 Year U.S. Treasury Note	411	6/18/2025	46,905,901	47,155,830	249,929
Ultra U.S. Treasury Bonds	66	6/18/2025	7,915,243	7,988,062	72,819
Futures Short
Euro-Bobl	35	6/6/2025	4,712,482(a)	4,743,299	(30,817)
Gross Unrealized Appreciation					3,350,598
Gross Unrealized Depreciation					(30,817)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
United States Dollar	266,174	Euro	234,000	5/9/2025	943

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	16,043,220	Brazilian Real	92,592,000	5/5/2025	(252,532)
Brazilian Real	92,592,000	United States Dollar	16,051,118	5/5/2025	244,634
Euro	880,000	United States Dollar	995,681	5/9/2025	1,769
United States Dollar	1,255,797	Euro	1,102,000	5/9/2025	6,717
United States Dollar	38,956,918	British Pound	30,192,000	5/9/2025	(1,280,074)
United States Dollar	5,696,664	Euro	5,268,000	5/9/2025	(274,438)
Swedish Krona	7,711,000	United States Dollar	773,022	5/9/2025	25,199
United States Dollar	15,941,957	Brazilian Real	92,592,000	6/3/2025	(234,087)
Citigroup Global Markets Inc.
British Pound	960,000	United States Dollar	1,270,009	5/9/2025	9,386
United States Dollar	1,707,387	Euro	1,500,000	6/4/2025	4,469
United States Dollar	683,605	Euro	600,000	6/4/2025	2,437
United States Dollar	1,025,493	Euro	900,000	6/4/2025	3,742
United States Dollar	68,370	Euro	60,000	6/4/2025	253
United States Dollar	1,254,657	Euro	1,100,000	6/4/2025	5,850
Goldman Sachs & Co. LLC
Romanian Leu	2,678,000	United States Dollar	580,933	5/9/2025	28,272
J.P. Morgan Securities LLC
United States Dollar	1,393,356	Euro	1,250,000	6/4/2025	(25,743)
United States Dollar	570,979	Euro	500,000	6/4/2025	3,339
Gross Unrealized Appreciation					337,010
Gross Unrealized Depreciation					(2,066,874)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit CDX North America Investment Grade Index Series 43, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	14,185,000	(242,607)	(286,353)	43,746
Markit iTraxx Europe Crossover Index Series 42, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	29,726,538	(2,100,386)	(2,291,262)	190,876
Markit CDX North America High Yield Index Series 44, Paid 3 Month Fixed Rate of 5.00%	6/20/2030	61,867,000	(2,599,715)	(1,873,505)	(726,210)
Gross Unrealized Appreciation					234,622
Gross Unrealized Depreciation					(726,210)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $33,372,047)—Note 1(c):
Unaffiliated issuers	2,435,207,584	2,389,247,879
Affiliated issuers	47,576,870	47,576,870
Cash denominated in foreign currency	3,706,230	3,711,665
Cash collateral held by broker—Note 4		13,713,235
Dividends, interest and securities lending income receivable		19,693,931
Receivable for shares of Common Stock subscribed		7,875,698
Receivable for investment securities sold		1,354,393
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		337,010
Receivable for futures variation margin—Note 4		255,363
Receivable for swap variation margin—Note 4		199,892
Tax reclaim receivable—Note 1(b)		17,828
Prepaid expenses		84,408
		2,484,068,172
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		925,046
Cash overdraft due to Custodian		201,931
Payable for investment securities purchased		31,666,378
Liability for securities on loan—Note 1(c)		23,963,436
Payable for shares of Common Stock redeemed		4,136,979
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,066,874
Directors’ fees and expenses payable		46,300
Other accrued expenses		442,285
		63,449,229
Net Assets ($)		2,420,618,943
Composition of Net Assets ($):
Paid-in capital		2,677,111,229
Total distributable earnings (loss)		(256,492,286)
Net Assets ($)		2,420,618,943

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	507,557,932	22,368,100	1,853,451,982	37,240,929
Shares Outstanding	55,134,544	2,429,329	201,351,173	4,043,938
Net Asset Value Per Share ($)	9.21	9.21	9.21	9.21
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2025

Investment Income ($):
Income:
Interest (net of $21,215 foreign taxes withheld at source)	104,011,300
Dividends:
Affiliated issuers	587,831
Affiliated income net of rebates from securities lending—Note 1(c)	77,785
Total Income	104,676,916
Expenses:
Management fee—Note 3(a)	7,528,185
Shareholder servicing costs—Note 3(c)	2,290,505
Registration fees	249,513
Directors’ fees and expenses—Note 3(d)	218,920
Distribution Plan fees—Note 3(b)	168,341
Professional fees	123,622
Prospectus and shareholders’ reports	120,355
Custodian fees—Note 3(c)	73,412
Loan commitment fees—Note 2	49,703
Chief Compliance Officer fees—Note 3(c)	23,015
Interest expense—Note 2	389
Miscellaneous	95,132
Total Expenses	10,941,092
Less—reduction in expenses due to undertaking—Note 3(a)	(112,388)
Less—reduction in fees due to earnings credits—Note 3(c)	(10,623)
Net Expenses	10,818,081
Net Investment Income	93,858,835
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(43,853,944)
Net realized gain (loss) on futures	346,636
Net realized gain (loss) on forward foreign currency exchange contracts	3,479,497
Net realized gain (loss) on swap agreements	4,736,598
Net Realized Gain (Loss)	(35,291,213)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	83,964,907
Net change in unrealized appreciation (depreciation) on futures	8,696,330
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,336,365)
Net change in unrealized appreciation (depreciation) on swap agreements	(469,860)
Net Change in Unrealized Appreciation (Depreciation)	89,855,012
Net Realized and Unrealized Gain (Loss) on Investments	54,563,799
Net Increase in Net Assets Resulting from Operations	148,422,634
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2025	2024
Operations ($):
Net investment income	93,858,835	65,876,092
Net realized gain (loss) on investments	(35,291,213)	(63,394,150)
Net change in unrealized appreciation (depreciation) on investments	89,855,012	(4,203,433)
Net Increase (Decrease) in Net Assets Resulting from Operations	148,422,634	(1,721,491)
Distributions ($):
Distributions to shareholders:
Class A	(14,765,285)	(12,264,140)
Class C	(765,425)	(587,615)
Class I	(77,041,957)	(51,171,151)
Class Y	(1,234,260)	(580,586)
Total Distributions	(93,806,927)	(64,603,492)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	118,841,264	74,028,733
Class C	5,180,268	8,215,443
Class I	953,464,099	1,083,523,134
Class Y	24,700,471	7,462,052
Net assets received in connection with reorganization—Note 1	167,769,135	-
Distributions reinvested:
Class A	13,840,298	11,345,208
Class C	765,351	587,609
Class I	76,922,481	51,119,991
Class Y	810,556	580,493
Cost of shares redeemed:
Class A	(109,793,650)	(74,264,912)
Class C	(5,000,466)	(4,431,439)
Class I	(719,368,792)	(572,922,313)
Class Y	(5,613,072)	(1,223,034)
Increase (Decrease) in Net Assets from Capital Stock Transactions	522,517,943	584,020,965
Total Increase (Decrease) in Net Assets	577,133,650	517,695,982
Net Assets ($):
Beginning of Period	1,843,485,293	1,325,789,311
End of Period	2,420,618,943	1,843,485,293

	Year Ended April 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	12,852,182	8,187,867
Shares issued in connection with reorganization—Note 1	18,019,461	-
Shares issued for distributions reinvested	1,500,539	1,257,828
Shares redeemed	(11,878,484)	(8,248,241)
Net Increase (Decrease) in Shares Outstanding	20,493,698	1,197,454
Class C(a)
Shares sold	557,096	909,956
Shares issued in connection with reorganization—Note 1	21,480	-
Shares issued for distributions reinvested	82,910	65,092
Shares redeemed	(542,349)	(490,541)
Net Increase (Decrease) in Shares Outstanding	119,137	484,507
Class I(b)
Shares sold	103,087,970	120,003,177
Shares issued in connection with reorganization—Note 1	172,379	-
Shares issued for distributions reinvested	8,337,483	5,663,074
Shares redeemed	(78,474,408)	(63,987,019)
Net Increase (Decrease) in Shares Outstanding	33,123,424	61,679,232
Class Y
Shares sold	2,618,901	827,132
Shares issued in connection with reorganization—Note 1	92	-
Shares issued for distributions reinvested	87,837	64,330
Shares redeemed	(609,688)	(136,285)
Net Increase (Decrease) in Shares Outstanding	2,097,142	755,177

(a)	During the period ended April 30, 2024, 1,856 Class C shares representing $16,729 were automatically converted to 1,857 Class A shares.
(b)
During the period ended April 30, 2025, 11,555 Class A shares representing $109,986 were exchanged for 11,555 Class I shares and during the period ended
April 30, 2024, 326 Class A shares representing $2,986 were exchanged for 326 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended April 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.61	10.86	10.57
Investment Operations:
Net investment income(a)	.38	.36	.30	.22	.21
Net realized and unrealized gain (loss) on investments	.32	(.38 )	(.34 )	(1.14)	.34
Total from Investment Operations	.70	(.02 )	(.04 )	(.92 )	.55
Distributions:
Dividends from net investment income	(.37 )	(.35 )	(.30 )	(.23 )	(.24 )
Dividends from net realized gain on investments	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.39 )	(.35 )	(.30 )	(.33 )	(.26 )
Net asset value, end of period	9.21	8.90	9.27	9.61	10.86
Total Return (%)(b)	7.86	(.17 )	(.39 )	(8.72)	5.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.72	.74	.72	.73
Ratio of net expenses to average net assets(c)	.70 (d)	.70 (d)	.70 (d)	.70	.70
Ratio of net investment income to average net assets(c)	4.17 (d)	4.01 (d)	3.20 (d)	2.03	1.93
Portfolio Turnover Rate	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	507,558	308,264	310,009	341,370	410,139

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended April 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.62	10.87	10.57
Investment Operations:
Net investment income(a)	.31	.29	.22	.14	.13
Net realized and unrealized gain (loss) on investments	.32	(.37 )	(.34 )	(1.14)	.35
Total from Investment Operations	.63	(.08 )	(.12 )	(1.00)	.48
Distributions:
Dividends from net investment income	(.30 )	(.29 )	(.23 )	(.15 )	(.16 )
Dividends from net realized gain on investments	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.32 )	(.29 )	(.23 )	(.25 )	(.18 )
Net asset value, end of period	9.21	8.90	9.27	9.62	10.87
Total Return (%)(b)	7.06	(.92 )	(1.23)	(9.40)	4.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.52	1.54	1.49	1.49
Ratio of net expenses to average net assets(c)	1.45 (d)	1.45 (d)	1.45 (d)	1.45	1.45
Ratio of net investment income to average net assets(c)	3.41 (d)	3.26 (d)	2.45 (d)	1.28	1.18
Portfolio Turnover Rate	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	22,368	20,570	16,932	17,471	20,670

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.61	10.86	10.57
Investment Operations:
Net investment income(a)	.41	.38	.31	.24	.24
Net realized and unrealized gain (loss) on investments	.31	(.37 )	(.33 )	(1.13)	.34
Total from Investment Operations	.72	.01	(.02 )	(.89 )	.58
Distributions:
Dividends from net investment income	(.39 )	(.38 )	(.32 )	(.26 )	(.27 )
Dividends from net realized gain on investments	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.41 )	(.38 )	(.32 )	(.36 )	(.29 )
Net asset value, end of period	9.21	8.90	9.27	9.61	10.86
Total Return (%)	8.13	.08	(.14 )	(8.50)	5.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.47	.47	.46	.48
Ratio of net expenses to average net assets(b)	.45 (c)	.45 (c)	.45 (c)	.45	.45
Ratio of net investment income to average net assets(b)	4.41 (c)	4.26 (c)	3.44 (c)	2.27	2.17
Portfolio Turnover Rate	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	1,853,452	1,497,319	987,798	1,013,672	1,126,126

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended April 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.62	10.87	10.56
Investment Operations:
Net investment income(a)	.41	.39	.28	.25	.24
Net realized and unrealized gain (loss) on investments	.31	(.38 )	(.31 )	(1.13)	.36
Total from Investment Operations	.72	.01	(.03 )	(.88 )	.60
Distributions:
Dividends from net investment income	(.39 )	(.38 )	(.32 )	(.27 )	(.27 )
Dividends from net realized gain on investments	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.41 )	(.38 )	(.32 )	(.37 )	(.29 )
Net asset value, end of period	9.21	8.90	9.27	9.62	10.87
Total Return (%)	8.19	.13	(.21 )	(8.44)	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.39	.40	.41	.40	.41
Ratio of net expenses to average net assets	.39 (b)	.40 (b)	.41 (b)	.40	.41
Ratio of net investment income to average net assets	4.47 (b)	4.31 (b)	3.48 (b)	2.32	2.22
Portfolio Turnover Rate	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	37,241	17,332	11,050	1,527	2,573

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of this transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies. The net asset value of the fund’s Class A, Class C, Class I and Class Y shares on the close of business on March 28, 2025, after the reorganization was $9.20, $9.20, $9.20 and $9.20, respectively, and a total of 18,019,461, 21,480, 172,379 and 92 shares, respectively, were issued to shareholders of the Acquired Fund Class A, Class C, Class I, Class Y and holders of Class Z received Class A shares of the fund in the exchange.
The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:
Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon Core Plus Fund	(39,630,925)	2,292,803,804
BNY Mellon U.S. Mortgage Fund, Inc.	(13,958,462)	167,769,135
Assuming the merger had been completed on May 1, 2024, the fund’s pro forma results in the Statement of Operations during the period ended April 30, 2025 would be as follows:
Net investment income	$98,743,300 †
Net realized and unrealized gain (loss) on investments	$62,847,568 ††
Net increase (decrease) in net assets resulting from operations	$161,590,868

†	$93,858,835 as reported in the Statement of Operations, plus $4,884,465 the Acquired Fund pre-merger.
††	$54,563,799 as reported in the Statement of Operations, plus $8,283,769 the Acquired Fund pre-merger.
Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon U.S. Mortgage Fund, Inc. that have been included in the fund’s Statement of Operations since March 28, 2025.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne

NOTES TO FINANCIAL STATEMENTS (continued)
by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forwards contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation

NOTES TO FINANCIAL STATEMENTS (continued)
of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	134,621,270	—	134,621,270
Collateralized Loan Obligations	—	95,259,344	—	95,259,344
Commercial Mortgage-Backed	—	75,666,673	—	75,666,673
Convertible Corporate Bonds and Notes	—	14,683,304	—	14,683,304
Corporate Bonds and Notes	—	851,453,061	—	851,453,061
Foreign Governmental	—	75,959,924	—	75,959,924
Municipal Securities	—	6,327,285	—	6,327,285
U.S. Government Agencies Collateralized Mortgage Obligations	—	22,184,337	—	22,184,337
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	304,612	—	304,612
U.S. Government Agencies Mortgage-Backed	—	718,202,700	—	718,202,700
U.S. Treasury Securities	—	394,585,369	—	394,585,369
Investment Companies	47,576,870	—	—	47,576,870
	47,576,870	2,389,247,879	—	2,436,824,749
Other Financial Instruments:
Futures††	3,350,598	—	—	3,350,598
Forward Foreign Currency Exchange Contracts††	—	337,010	—	337,010
Swap Agreements††	—	234,622	—	234,622
	3,350,598	571,632	—	3,922,230
Liabilities ($)
Other Financial Instruments:
Futures††	(30,817)	—	—	(30,817)

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($) (continued)
Forward Foreign Currency Exchange Contracts††	—	(2,066,874)	—	(2,066,874)
Swap Agreements††	—	(726,210)	—	(726,210)
	(30,817)	(2,793,084)	—	(2,823,901)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $10,604 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	33,372,047	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(33,372,047)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (continued)
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended April 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At April 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,804,764, accumulated capital and other losses $216,615,695 and unrealized depreciation $45,681,355.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2025. The fund has $24,528,845 of short-term capital losses and $188,219,055 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with the Acquired Fund on March 28, 2025, capital losses of $31,286,105 included above are available to offset future realized gains, if any. Based on certain provisions in the Code, these losses can be utilized in subsequent years but are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows: ordinary income $93,806,927 and $64,603,492, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended April 30, 2025, as a result of permanent book to tax differences, primarily due to a capital loss carryover from the fund’s merger with the Acquired Fund, the fund decreased total distributable earnings (loss) by $31,286,105 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $389 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $7,123 with a related weighted average annualized interest rate of 5.46%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $112,388 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to share

NOTES TO FINANCIAL STATEMENTS (continued)
holders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended April 30, 2025, the Distributor retained $2,941 from commissions earned on sales of the fund’s Class A shares and $65 and $1,956 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $168,341 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $887,904 and $56,114, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $94,392 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $10,623.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $73,412 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2025, the fund was charged $9,249 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended April 30, 2025, the fund was charged $23,015 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $739,767, Distribution Plan fees of $13,758, Shareholder Services Plan fees of $108,057, Custodian fees of $32,642, Chief Compliance Officer fees of $1,440, Transfer Agent fees of $28,682 and Checkwriting fees of $700.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $2,726,162,200 and $2,353,423,143, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counter

NOTES TO FINANCIAL STATEMENTS (continued)
parties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional

NOTES TO FINANCIAL STATEMENTS (continued)
principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. As of April 30, 2025, the fund held no inflation swap or interest rate swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	3,350,598 (1)	Interest Rate Risk	(30,817)(1)
Foreign Exchange Risk	337,010 (2)	Foreign Exchange Risk	(2,066,874)(2)

NOTES TO FINANCIAL STATEMENTS (continued)
	Derivative Assets ($)		Derivative Liabilities ($)
Credit Risk	234,622 (3)	Credit Risk	(726,210)(3)
Gross fair value of derivative contracts	3,922,230		(2,823,901)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(3)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	346,636	-	5,066,776	5,413,412
Foreign Exchange	-	3,479,497	-	3,479,497
Credit	-	-	(330,178)	(330,178)
Total	346,636	3,479,497	4,736,598	8,562,731

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	8,696,330	-	21,728	8,718,058
Foreign Exchange	-	(2,336,365)	-	(2,336,365)
Credit	-	-	(491,588)	(491,588)
Total	8,696,330	(2,336,365)	(469,860)	5,890,105

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At April 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	3,350,598	(30,817)
Forward contracts	337,010	(2,066,874)
Swap agreements	234,622	(726,210)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,922,230	(2,823,901)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(3,585,220)	757,027
Total gross amount of assets and liabilities subject to Master Agreements	337,010	(2,066,874)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	943	-	-	943
Barclays Capital, Inc.	278,319	(278,319)	-	-
Citigroup Global Markets, Inc.	26,137	-	-	26,137
Goldman Sachs & Co. LLC	28,272	-	-	28,272
J.P. Morgan Securities LLC	3,339	(3,339)	-	-
Total	337,010	(281,658)	-	55,352

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(2,041,131)	278,319	1,762,812	-
J.P. Morgan Securities LLC	(25,743)	3,339	-	(22,404)
Total	(2,066,874)	281,658	1,762,812	(22,404)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	667,096,437
Interest Rate Futures Short	259,576,521
Forward Contracts:
Forward Contracts Purchased in USD	19,237,342
Forward Contracts Sold in USD	97,478,962
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2025:

NOTES TO FINANCIAL STATEMENTS (continued)
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	18,960,227
Credit Default Swaps Sell Protection	1,692,308
Interest Rate Swap Pays Fixed Rate	130,422,328
Interest Rate Swap Receives Fixed Rate	104,739,601
At April 30, 2025, the cost of investments, inclusive of derivative contracts, for federal income tax purposes was $2,483,033,334; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $46,180,314, consisting of $22,370,605 gross unrealized appreciation and $68,550,919 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Absolute Insight Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Absolute Insight Funds, Inc. (the “Company”) (comprised of the sole fund BNY Mellon Core Plus Fund (the “Fund”)), including the statement of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Absolute Insight Funds, Inc.) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
June 24, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 71.05% as interest-related dividends in accordance with Sections 871(k)(1) and881(e) of the Internal Revenue Code. The fund also hereby reports $.0165 per share as a short-term capital gain distribution paid on December 4, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $241,935.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board’) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the ”Agreements“), pursuant to which Insight North America LLC (the ”Sub-Adviser“) provides day-to-day management of the fund’s investments. The Board members, none of whom are ”interested persons“ (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (”Broadridge“), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (”Lipper“), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional core plus bond funds selected by Broadridge as comparable to the fund (the ”Performance Group“) and with a broader group of funds consisting of all retail and institutional core plus bond funds (the ”Performance Universe“), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the ”Expense Group“) and with a broader group of funds consisting of all institutional core plus bond funds, excluding outliers (the ”Expense Universe“), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was above or at the Performance Group median for three of the ten one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar and a four-star rating for each of the three-, five-year and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measure.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s actual total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the ”Similar Clients“), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6347NCSRAR0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)